Earnings per share (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of basic earnings per share

Basic earnings per share amounts are calculated in accordance with IAS 33, by dividing the profit attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the year, excluding ordinary shares purchased by the Group and held as treasury shares.

	06.30.21	06.30.20	06.30.19
(Loss)/ Profit for the year from continuing operations attributable to equity holders of the parent	(7,679)	11,345	(19,631)
(Loss)/ Profit for the year from discontinued operations attributable to equity holders of the parent	(4,874)	6,299	(4,470)
(Loss)/ Profit for the year attributable to equity holders of the parent	(12,553)	17,644	(24,101)
Weighted average number of ordinary shares outstanding	527	499	489
Basic earnings per share	(23.82)	35.33	(49.29)

Schedule of diluted earnings per share

Diluted earnings per share amounts are calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential shares. As of June 30, 2021, the Group holds treasury shares associated with incentive plans with potentially dilutive effect, therefore, diluted earnings per share is as follows:

06.30.20
Profit for the year from continuing operations attributable to equity holders of the parent	11,345
Profit for the year from discontinued operations attributable to equity holders of the parent	6,299
Profit for the year per share attributable to equity holders of the parent	17,644
Weighted average number of ordinary shares outstanding	515
Diluted earnings per share	34.28